Inventory, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory, Net

Note 10 - Inventory, net

Inventory is stated at the lower of cost or market using the first-in first-out method and consists entirely of finished goods. The Company’s inventory as of September 30, 2015 and December 31, 2014 was as follows:

	September 30, 2015	December 31, 2014
	(Unaudited)	(Audited)
Total Gross Inventory, Finished Goods	$717,000	$297,000
Less: Inventory reserve	(52,000)	(111,000)
Total Inventory	$665,000	$186,000

Note 5 - Inventory

The Company’s inventory components as of December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
Total gross inventory, finished goods	$297,000	$527,000
Less: inventory reserve	(111,000)	(365,000)
Total inventory	$186,000	$162,000